Net Loss Per Share (Details) - Schedule of Computation of Basic and Diluted Net Loss Per Share - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (1,771,582)	$ (2,311,761)	$ (3,157,084)	$ (3,336,924)	$ (4,083,343)	$ (6,494,008)	$ (11,747,403)	$ (27,363,072)
Denominator:
Weighted average common stock outstanding - Basic	80,951,591		67,805,572		80,880,494	67,296,655	72,040,167	53,219,180
Weighted average common stock outstanding - Diluted	80,951,591		67,805,572		80,880,494	67,296,655	72,040,167	53,219,180
Net loss per share of common stock outstanding - Basic	$ (0.02)		$ (0.05)		$ (0.05)	$ (0.1)	$ (0.16)	$ (0.51)
Net loss per share of common stock outstanding - Diluted	$ (0.02)		$ (0.05)		$ (0.05)	$ (0.1)	$ (0.16)	$ (0.51)